ORGANZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Software development costs	$ 3,303,581	$ 9,088,841
Advertising expense	46,731	363,450
Impairment of fixed assets	218,945	100,000
Depreciation	1,250	249
Impairment of fixed assets		100,000
Impairment of intangible sssets	0	0
Lease payments	4,000
Rent expenses	$ 48,000	$ 48,000
Outstanding warrants	28,770,478	29,320,478
Conversion of debt	142,928,343	148,428,343
Software and Software Development Costs [Member]
Software development costs	$ 25,350	$ 101,633
Mycotopia Therapies Inc [Member]
Ownership percentage	75.77%